Income Taxes - Schedule of Income (Loss) Before Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Income (Loss) Before Income Taxes [Abstract]
Non-PRC operations	$ 350,573	$ (781,182)	$ (176,949)
PRC operations	(221,866)	(75,761)	1,771,475
Total income (loss) before income taxes	$ 128,707	$ (856,943)	$ 1,594,526